Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of inventories

	2023 US$m	2022 US$m

(a) Inventories (current)
Petroleum products
Goods in transit	41	95
Finished stocks	93	103
Warehouse stores and materials	476	480
Carbon credits 1	6	-

	616	678

(b) Inventories (non-current)
Warehouse stores and materials	3	11
Carbon credits 1	117	54

	120	65

1.	Inventories include carbon credits which w ere previously presented within other assets (non-current). The 2022 amounts have been reclassified to be presented on the same basis.